Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies

16. Commitments and Contingencies

On September 1, 2016, Hanjin Shipping, a charterer of eight of the Company’s vessels, referred to the Seoul Central District Court, which issued an order to commence the rehabilitation proceedings of Hanjin Shipping. Hanjin Shipping has cancelled all eight charter party agreements with the Company. On February 17, 2017, the Seoul Central District Court (Bankruptcy Division), declared the bankruptcy of Hanjin Shipping, converting the rehabilitation proceeding to a bankruptcy proceeding. The Seoul Central District Court (Bankruptcy Division) appointed a bankruptcy trustee to dispose of Hanjin Shipping’s remaining assets and distribute the proceeds from the sale of such assets to Hanjin Shipping’s creditors according to their priorities. The Company ceased recognizing revenue from Hanjin Shipping effective from July 1, 2016 onwards. The Company has a total unsecured claim submitted to the Seoul Central District Court for unpaid charter hire, charges, expenses and loss of profit against Hanjin Shipping totaling $597.9 million, which was not recognized in the accompanying Consolidated Balance Sheets as of December 31, 2025 and 2024. In December 2024 and January 2021 the Company received $2.1 million and $3.9 million from the bankruptcy trustee of Hanjin Shipping as a partial payment of a common benefit claim plus interest, respectively, which were presented under “Other (expenses)/income, net” in the Company’s Consolidated Statements of Income. In January 2025, the bankruptcy proceedings related to Hanjin Shipping were closed and no other amounts are expected to be recovered.

16. Commitments and Contingencies (Continued)

There are no other material legal proceedings to which the Company is a party or to which any of its properties are the subject, or other contingencies that the Company is aware of, other than routine litigation incidental to the Company’s business.

As of December 31, 2025, the Company has outstanding commitments under vessel construction contracts and a vessel acquisition agreement, see Note 5 “Advances for Vessels under Construction and Vessel Acquisition”.